Summary of significant accounting policies - Schedule of Property and Equipment Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2017
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5
Residual rate	5.00%
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5
Residual rate	5.00%
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5
Residual rate	5.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5
Residual rate	5.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	shorter of lease term or 3 years
Residual rate	0.00%